RELATED PARTY TRANSACTIONS (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 31, 2013 Letter of Credit [Member] USD ($)	Sep. 30, 2010 Letter of Credit [Member] USD ($)	Dec. 31, 2014 Performance Guarantee [Member] USD ($)	Dec. 31, 2014 Performance Guarantee [Member] EUR (€)	Dec. 31, 2014 Related Party One [Member] USD ($)	Dec. 31, 2013 Related Party One [Member] USD ($)	Dec. 31, 2012 Related Party One [Member] USD ($)	Dec. 31, 2014 Related Party Two [Member] USD ($)	Dec. 31, 2014 Related Party Three [Member] USD ($)
Related Party Transaction [Line Items]
Legal expense	$ 58	$ 36	$ 66
Legal fees due	64	78
Selling services								161	163	86	49	15
Performance guarantee						1,458	1,200
Letter of credit				$ 1,000	$ 775